Investments (Analysis of Past Due Commercial Mortgage, Agricultural, and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	$ 4,948,943	$ 2,838,511
Non-Accrual Status	0	0
Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	4,947,614	2,838,511
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,329	0
90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	4,481,925	2,666,175
Non-Accrual Status	0	0
Commercial mortgage loans | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	4,481,925	2,666,175
Commercial mortgage loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	467,018	172,336
Non-Accrual Status	0	0
Agricultural Loan | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	465,689	172,336
Agricultural Loan | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,329	0
Agricultural Loan | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Accruing Interest	$ 0	$ 0